UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7920

High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                  HIGH INCOME

                             ---------------------

                             Opportunity Fund Inc.

                               [GRAPHIC OMITTED]

                                                              Annual Report
                                                              September 30, 2003

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Manager Overview ..........................................................    2

Schedule of Investments ...................................................    7

Statement of Assets and Liabilities .......................................   23

Statement of Operations ...................................................   24

Statements of Changes in Net Assets .......................................   25

Notes to Financial Statements .............................................   26

Financial Highlights ......................................................   31

Independent Auditors' Report ..............................................   32

Financial Data ............................................................   33

Additional Information ....................................................   34

Dividend Reinvestment Plan ................................................   37

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

As you know, the high-yield bond market has confronted its share of challenges in recent years, including concerns about the economy, integrity of corporate financial statements and the war, to name a few. Although it has recently vacillated in reaction to a sharp rise in U.S. Treasury bond yields, the high-yield market has made significant strides over the 12 months ended September 30, 2003. Because the high-yield market is more closely linked to the strength of corporate balance sheets than to interest rates, reports of declining rates of defaults on bond payments and an improved corporate earnings environment over the past year have contributed to the market's performance.

In this environment of four-decade-low money market yields, higher-yielding bonds may seem to be even more appealing. Remember, however, that high-yield bonds carry more credit risk than investment-grade issues. That is why it is critical to perform a thorough analysis before carefully choosing these bonds. In our opinion, this is all the more reason why investing in high-yield bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.


Sincerely,


/s/ R. JAY GERKEN


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 15, 2003


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              1

================================================================================
                                MANAGER OVERVIEW
================================================================================

Performance Review

During the 12 months ended September 30, 2003, the High Income Opportunity Fund Inc. distributed dividends to shareholders totaling $0.68(i) per share. The table below shows the 12-month total return based on the fund's September 30, 2003 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price.(ii) Past performance is not indicative of future results.

Based on NAV, the fund underperformed the average of its Lipper peer group of high current yield (closed-end) funds, which returned 30.85%(iii), and its unmanaged benchmark Citigroup High-Yield Market Index ("High-Yield Index"),(iv) which returned 33.27%, for the same period. In our experience, it's not uncommon for actively managed mutual funds to lag their unmanaged benchmarks during periods of robust returns, such as during the last 12 months.

                                                        12-Month
                 Price Per Share                      Total Return(v)
                 ---------------                      ---------------

                 $7.08 (NAV)                             28.67%
                 $7.09 (NYSE)                            31.00%

High-Yield Market Review(vi)

Early last fall the market began to rally as default rates started to decline, the economy appeared to be showing signs of improvement, and additional reports of fraudulent corporate accounting activity diminished. The Fed's reduction of a key short-term interest rate target to 1.25% in November further contributed to the improved environment for high-yield securities at the time.

Despite weak equity markets, a struggling economy, the conflict with Iraq and heightened concerns about North Korea's nuclear program, the high-yield market continued to gain momentum throughout the first quarter of 2003. Early in the second quarter after major combat operations in Iraq came to an end, the market rally gained further momentum as companies reported first-quarter earnings, many of which were in line with estimates and aided a recovering equity market. These events, coupled with expectations during May that the Fed may cut its short-term interest rate targets again, all helped buoy high-yield securities through mid-June.


--------------------------------------------------------------------------------
2                                                             2003 Annual Report

Although the High-Yield Index recorded eight consecutive monthly increases from last November through June, the bond markets in general performed less favorably between the latter part of June through much of the summer. On June 25th, the Fed cut its target for the federal funds rate(vii) by one-quarter of a percentage point to a four-decade low of 1% to trigger a more accommodative borrowing environment. Bond prices typically rise when interest rates are expected to drop under the assumption that the yields on new bonds issued will be lower than prevailing market yields, making outstanding bonds more valuable. However, investors' reaction to the Fed's post-meeting statement suggesting that additional rate cuts might not be needed, coupled with the fact that the market had already partially factored a larger cut into bond prices, actually caused the prices of bonds to retreat. The high-yield market lost ground between the latter part of June into the middle of August as the prices of 10-year U.S. Treasuries retreated and their yields soared from the low 3% range in mid-June to almost 4.5% by the middle of August. These rising yields, the subsequent outflows of cash from high-yield bond funds, and supply pressures due to the over-abundant quantity of new issues on the market caused the high-yield market to move lower during this time.

Toward the latter part of August, the market reversed course and rallied through September as the prices of U.S. Treasury notes rose and yields dropped, bottoming below 4% in September. During this time the momentum in the market sparked the return of inflows into high-yield bond funds. As of the period's close, the yield on the High-Yield Index exceeded 8.5%. While yields will fluctuate, based upon this rate as of September's close, high-yield bonds continued to offer very competitive yields relative to higher-rated bonds.

Analysis of High-Yield Fund Holdings

Rallying from distressed levels last year, bonds in the CCC credit range and those falling into a variety of credit categories in the airlines, cable and media, communications towers, energy, technology, telecommunications and utilities sectors finished the period among the top performers in the High-Yield Index. The fund benefited from its exposure to securities rated CCC. It also benefited from its overweighted positions in the cable and media sector, which it increased during the period, and from its overweighted exposure to the communications towers and telecommunications sectors (it shifted from underweight to overweight positions during the period.)


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              3

However, the fund did not participate as strongly in the rally in the technology sector, as it decreased its exposure to this industry during the period. The fund's underweighted position in the utilities and energy sectors also detracted from its performance. During the period, a particularly large number of bonds in the utilities and energy sectors were added to the High-Yield Index. Although the fund increased its exposure to the utilities and energy sectors during the period, it remained underweighted in relation to this index, which detracted from its relative performance.

As of September 30, 2003, the fund held underweight positions in the gaming, healthcare, metals and mining and restaurants sectors. This approach proved favorable given that these sectors were all among the underperformers during the period. However, the fund remained overweighted in the textiles sector, which also underperformed many other sectors.

Looking for Additional Information?

The fund is traded under the symbol "HIO" and its closing market price is available in most newspapers under the New York Stock Exchange listings.
The daily NAV is available online under symbol XHIOX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly allocation press release that can be found on most major financial web sites.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time (ET), for the fund's current net asset value, market price and other information regarding the fund's portfolio holdings and allocations.

Thank you for your investment in the High Income Opportunity Fund Inc.
We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Peter J. Wilby                        Beth A. Semmel


Peter J. Wilby, CFA                       Beth A. Semmel, CFA
Vice President and                        Vice President and
Investment Officer                        Investment Officer

October 15, 2003


--------------------------------------------------------------------------------
4                                                             2003 Annual Report

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 7 through 21 for a list and percentage breakdown of the fund's holdings.

(i)   Includes a return of capital of $0.07 per share.
(ii) NAV is a price that reflects the value of the fund's underlying portfolio. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares.
(iii) Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended September 30, 2003, calculated among five funds in the high current yield (closed-end) funds category with reinvestment of dividends and capital gains.
(iv) The High-Yield Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.
(v) Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares.
(vi) Investments in high-yield securities and securities of foreign companies and governments, including emerging markets, involve risks beyond those inherent in solely higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign investments involve additional risks, including economic, political and social factors and currency fluctuations. These risks are magnified in emerging markets. These and other risks are more fully described in the prospectus. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
(vii) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              5

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. ("Plan Agent") will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV previously determined before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 37. To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at (800) 331-1710.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6                                                             2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments                                       September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
CORPORATE BONDS AND NOTES -- 95.7%

Aerospace and Defense -- 0.3%
     1,600,000       CCC+   Dunlop Standard Aerospace Holdings PLC, Sr. Notes,
                               11.875% due 5/15/09                                            $  1,736,000
----------------------------------------------------------------------------------------------------------
Airlines -- 1.2%
     1,745,000       D      Air Canada, Sr. Notes, 10.250% due 3/15/11 (b)                         680,550
                            Continental Airlines, Inc., Pass-Through Certificates:
     1,555,000       BB-       Series 99-2, 7.434% due 9/15/04                                   1,457,933
       601,893       BB        Series 00-2, 8.312% due 4/2/11                                      457,218
     2,380,000       B         Series D, 7.568% due 12/1/06                                      1,724,612
                            United Air Lines, Inc., Pass-Through Certificates:
       962,969       CCC       Series 00-1, 8.030% due 7/1/11                                      146,241
     2,268,135       CCC+      Series 00-2, 7.811% due 10/1/09                                     625,608
                               Series 01-1:
     1,045,000       CCC+         6.831% due 9/1/08                                                139,548
       460,000       B+           6.932% due 9/1/11                                                126,818
       884,367       A+     US Airways, Inc., Pass-Through Trust, Series 99-1,
                               8.360% due 1/20/19                                                  868,974
----------------------------------------------------------------------------------------------------------
                                                                                                 6,227,502
----------------------------------------------------------------------------------------------------------
Automotive -- 2.7%
       695,000       B+     Arvin Capital I, Capital Securities, 9.500% due 2/1/27                 677,625
                            Dana Corp., Notes:
     1,925,000       BB        6.500% due 3/1/09                                                 1,934,625
       875,000       BB        10.125% due 3/15/10                                                 982,188
     2,200,000       B-     Eagle-Picher Industries, Inc., Sr. Notes,
                               9.750% due 9/1/13 (c)                                             2,321,000
       775,000       BBB    Ford Motor Co., Notes, 7.450% due 7/16/31                              716,720
     1,325,000       BBB    Ford Motor Credit Co., Notes, 7.250% due 10/25/11                    1,384,875
                            General Motors Acceptance Corp.:
       450,000       BBB       Debentures, 8.375% due 7/15/33                                      471,845
     1,275,000       BBB       Notes, 6.875% due 8/28/12                                         1,321,327
     2,125,000       BBB       Sr. Notes, 7.125% due 7/15/13                                     2,233,003
       175,000       CCC    LDM Technologies Inc., Sr. Sub. Notes, Series B,
                               10.750% due 1/15/07                                                 175,875
     1,000,000       CCC+   Tenneco Automotive Inc., Secured Notes,
                               10.250% due 7/15/13 (c)                                           1,090,000
       425,000       B+     TRW Automotive Inc., Sr. Sub. Notes,
                               11.000% due 2/15/13 (c)                                             497,250
----------------------------------------------------------------------------------------------------------
                                                                                                13,806,333
----------------------------------------------------------------------------------------------------------
Building Products -- 1.2%
       435,000       B-     Associated Materials Inc., Sr. Sub. Notes,
                               9.750% due 4/15/12                                                  462,188
     1,745,000       B-     Atrium Cos., Inc., Sr. Sub. Notes, Series B,
                               10.500% due 5/1/09                                                1,875,875

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Building Products -- 1.2% (continued)
                            Nortek Holding Inc., Series B:
       975,000       B+        Sr. Notes, 9.125% due 9/1/07                                   $  1,009,125
     2,185,000       B-        Sr. Sub. Notes, 9.875% due 6/15/11                                2,321,562
       885,000       D      Oglebay Norton Co., Sr. Sub. Notes,
                               10.000% due 2/1/09 (b)                                              393,825
----------------------------------------------------------------------------------------------------------
                                                                                                 6,062,575
----------------------------------------------------------------------------------------------------------
Business -- 1.7%
     2,000,000       B-     Advanstar Communications Inc., Secured Notes,
                               8.630% due 8/15/08 (c)(d)                                         2,027,500
     2,845,000       BBB-   Avis Group Holdings Inc., Sr. Sub. Notes,
                               11.000% due 5/1/09                                                3,172,175
       550,000       B      Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13                  588,500
     1,460,000       BB-    Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12                     1,591,400
     1,125,000       B      Muzak LLC, Sr. Notes, 10.000% due 2/15/09                            1,181,250
     4,770,000       D      Outsourcing Solutions Inc., Sr. Sub. Notes, Series B,
                               11.000% due 11/1/06 (b)                                              47,700
----------------------------------------------------------------------------------------------------------
                                                                                                 8,608,525
----------------------------------------------------------------------------------------------------------
Cable and Media -- 11.1%
       525,000       BB+    Avista Corp., Sr. Notes, 9.750% due 6/1/08                             614,250
                            Charter Communications Holdings LLC:
                               Sr. Discount Notes:
    10,855,000       CCC-         Step bond to yield 12.087% due 1/15/10                         7,707,050
     2,735,000       CCC-         Step bond to yield 11.668% due 1/15/11                         1,723,050
     3,880,000       CCC-         Step bond to yield 17.391% due 5/15/11                         2,153,400
     2,600,000       CCC-      Sr. Notes, 10.750% due 10/1/09                                    2,138,500
                            CSC Holdings Inc.:
     2,425,000       BB-       Debentures, 7.625% due 7/15/18                                    2,340,125
                               Sr. Notes:
     1,025,000       BB-          7.875% due 12/15/07                                            1,053,187
                                  Series B:
     1,200,000       BB-            8.125% due 7/15/09                                           1,242,000
       700,000       BB-            7.625% due 4/1/11                                              701,750
                               Sr. Sub. Debentures:
     3,955,000       B+           10.500% due 5/15/16                                            4,370,275
       975,000       B+           9.875% due 4/1/23                                              1,009,125
     2,375,000       B      DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13                  2,689,687
                            EchoStar DBS Corp., Sr. Notes:
     3,495,000       BB-       10.375% due 10/1/07                                               3,905,662
     1,979,000       BB-       9.125% due 1/15/09                                                2,251,113
     2,830,000       BB-       9.375% due 2/1/09                                                 3,031,638
       875,000       B+     Garden State Newspapers, Inc., Sr. Sub. Notes, Series B,
                               8.750% due 10/1/09                                                  903,438
     2,630,000       B-     Insight Communications Co., Inc., Sr. Discount Notes,
                               step bond to yield 13.766% due 2/15/11                            1,939,625

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                                             2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Cable and Media -- 11.1% (continued)
     3,075,000       B+     Mediacom Broadband LLC, Sr. Notes,
                               11.000% due 7/15/13                                            $  3,251,812
        75,000       B+     Mediacom LLC, Sr. Notes, 9.500% due 1/15/13                             71,438
                            Pegasus Communications Corp., Sr. Notes, Series B:
       175,000       CCC-      9.625% due 10/15/05                                                 139,125
       710,000       CCC-      9.750% due 12/1/06                                                  564,450
       870,000       CCC-   Pegasus Satellite Communications Inc., Sr. Discount
                               Notes, step bond to yield 19.102% due 3/1/07                        561,150
     4,500,000       BB-    Rogers Cablesystems, Ltd., Sr. Sub. Notes,
                               11.000% due 12/1/15                                               5,118,750
     2,575,000       BBB+   Time Warner Inc., Sr. Notes, 6.625% due 5/15/29                      2,628,601
                            Vivendi Universal S.A., Sr. Notes:
     3,200,000       B+        6.250% due 7/15/08 (c)                                            3,312,000
     1,200,000       B+        9.250% due 4/15/10 (c)                                            1,384,500
----------------------------------------------------------------------------------------------------------
                                                                                                56,805,701
----------------------------------------------------------------------------------------------------------
Capital Goods -- 0.3%
     1,150,000       B      Terex Corp., Sr. Sub. Notes, Series B,
                               10.375% due 4/1/11                                                1,293,750
----------------------------------------------------------------------------------------------------------
Cellular and PCs -- 6.1%
       250,000       B-     ACC Escrow Corp., Sr. Notes, 10.000% due 8/1/11 (c)                    270,000
     2,170,000       C      AirGate PCS Inc., Sr. Sub. Notes, step bond to yield
                               15.628% due 10/1/09                                               1,670,900
       875,000       C      Alamosa Delaware Inc., Sr. Notes, 13.625% due 8/15/11                  853,125
     4,430,000       C      Alamosa Holdings, Inc., Sr. Discount Notes,
                               step bond to yield 18.865% due 2/15/10                            3,521,850
                            AT&T Wireless Services Inc.:
     3,825,000       BBB       Notes, 8.125% due 5/1/12                                          4,550,216
                               Sr. Notes:
     4,425,000       BBB          7.875% due 3/1/11 (d)                                          5,159,811
       100,000       BBB          8.750% due 3/1/31 (d)                                            124,123
     1,000,000       CCC+   Dobson Communications Corp., Sr. Notes,
                               8.875% due 10/1/13 (c)                                            1,016,250
     1,640,000       NR     Dobson/Sygnet Communications Corp., Sr. Notes,
                               12.250% due 12/15/08                                              1,767,100
       890,000       D      Horizon PCS Inc., Sr. Discount Notes, step bond to yield
                               14.482% due 10/1/10 (b)                                             173,550
                            Nextel Communications, Inc.:
     8,655,000       B+        Sr. Discount Notes, 9.950% due 2/15/08                            9,141,844
     1,375,000       B+        Sr. Notes, 9.375% due 11/15/09                                    1,498,750
     1,460,000       CCC+   Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09                1,671,700
----------------------------------------------------------------------------------------------------------
                                                                                                31,419,219
----------------------------------------------------------------------------------------------------------
Chemicals -- 4.4%
     1,020,000       B+     Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11                      1,137,300
     1,720,000       CCC+   Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                      1,513,600

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Chemicals -- 4.4% (continued)
       700,000       BB+    FMC Corp., Medium-Term Notes, Series A,
                               6.750% due 5/5/05                                              $    713,125
    15,785,000       CCC+   Huntsman International Holdings LLC, Sr. Discount Notes,
                               zero coupon bond to yield 13.091% due 12/31/09                    6,314,000
       870,000       B-     Huntsman International LLC, Sr. Notes,
                               9.875% due 3/1/09                                                   917,850
     1,750,000       B+     IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11             1,828,750
     1,750,000       BB-    ISP Chemco Inc., Sr. Sub. Notes, Series B,
                               10.250% due 7/1/11                                                1,960,000
     1,715,000       B+     ISP Holdings Inc., Secured Notes, Series B,
                               10.625% due 12/15/09                                              1,877,925
     1,745,000       BB-    Lyondell Chemical Co., Secured Notes,
                               11.125% due 7/15/12                                               1,718,825
       700,000       BBB-   Methanex Corp., Sr. Notes, 8.750% due 8/15/12                          756,000
       655,000       B-     OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11                     653,363
     1,250,000       BB-    Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11 (c)                   1,234,375
       170,000       B+     Terra Capital Inc., Sr. Secured Notes,
                               12.875% due 10/15/08                                                188,700
     1,450,000       B+     Westlake Chemical Corp., Sr. Notes,
                               8.750% due 7/15/11 (c)                                            1,511,625
----------------------------------------------------------------------------------------------------------
                                                                                                22,325,438
----------------------------------------------------------------------------------------------------------
Consumer Products -- 3.7%
     2,100,000       B+     AKI, Inc., Sr. Notes, 10.500% due 7/1/08                             2,215,500
                            American Greetings Corp.:
     1,220,000       BBB-      Notes, 6.100% due 8/1/28                                          1,241,350
       790,000       BB+       Sr. Sub. Notes, 11.750% due 7/15/08                                 904,550
       550,000       B-     Home Interiors & Gifts Inc., Sr. Sub. Notes,
                               10.125% due 6/1/08                                                  561,000
     2,200,000       B-     Icon Health & Fitness, Sr. Sub. Notes,
                               11.250% due 4/1/12                                                2,370,500
       475,000       B-     Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08                       466,688
                            Sealy Mattress Co., Series B:
     2,390,000       B-        Sr. Sub. Discount Notes, 10.875% due 12/15/07                     2,455,725
     1,025,000       B-        Sr. Sub. Notes, 9.875% due 12/15/07                               1,035,250
                            Service Corp. International:
     1,225,000       BB-       Debentures, 7.875% due 2/1/13                                     1,188,250
                               Notes:
     1,365,000       BB-          6.875% due 10/1/07                                             1,365,000
     1,715,000       BB-          6.500% due 3/15/08                                             1,706,425
     1,395,000       BB-    Sola International Inc., Notes, 6.875% due 3/15/08                   1,347,919
     1,880,000       B+     Stewart Enterprises, Inc., Sr. Sub. Notes,
                               10.750% due 7/1/08                                                2,115,000
----------------------------------------------------------------------------------------------------------
                                                                                                18,973,157
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                                            2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Container and Packaging -- 2.7%
                            Anchor Glass Container Corp., Secured Notes:
     1,950,000       B+        11.000% due 2/15/13                                            $  2,193,750
       325,000       B+        11.000% due 2/15/13 (c)                                             365,625
     3,420,000       BB     Owens-Brockway, Sr. Secured Notes,
                               8.875% due 2/15/09                                                3,659,400
       700,000       B+     Owens-Illinois Inc., Sr. Notes, 7.150% due 5/15/05                     719,250
     1,625,000       B+     Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11               1,787,500
                            Pliant Corp.:
     1,100,000       B-        Secured Notes, 11.125% due 9/1/09 (c)                             1,188,000
       245,000       B-        Sr. Sub. Notes, 13.000% due 6/1/10                                  229,075
       725,000       B      Radnor Holdings Corp., Sr. Notes,
                               11.000% due 3/15/10 (c)                                             616,250
     1,550,000       BBB    Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)                      1,734,622
     1,385,000       B-     Tekni-Plex Inc., Sr. Sub. Notes, Series B,
                               12.750% due 6/15/10                                               1,364,225
----------------------------------------------------------------------------------------------------------
                                                                                                13,857,697
----------------------------------------------------------------------------------------------------------
Drillers and Service -- 0.7%
       410,000       CCC+   Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                     407,950
     1,890,000       BB     Pride International Inc., Sr. Notes, 10.000% due 6/1/09              2,050,650
       865,000       BB-    SESI, LLC, Sr. Notes, 8.875% due 5/15/11                               921,225
       525,000       CCC+   Trico Marine Services Inc., Sr. Notes,
                               8.875% due 5/15/12                                                  385,875
----------------------------------------------------------------------------------------------------------
                                                                                                 3,765,700
----------------------------------------------------------------------------------------------------------
Energy -- 7.3%
                            Dynegy Holdings Inc.:
     4,500,000       CCC+      Debentures, 7.625% due 10/15/26                                   3,420,000
     4,500,000       B-        Secured Notes, 7.700% due 7/15/08 (c)(d)                          4,645,597
                            El Paso Corp., Sr. Notes, Medium-Term Notes:
       750,000       B         7.800% due 8/1/31                                                   558,750
     6,275,000       B         7.750% due 1/15/32                                                4,674,875
     1,400,000       BB-    El Paso Energy Partners L.P., Sr. Sub. Notes, Series B,
                               8.500% due 6/1/11                                                 1,515,500
     2,075,000       BB-    Leviathan Gas Pipeline Partners, L.P., Sr. Sub. Notes,
                               Series B, 10.375% due 6/1/09                                      2,365,500
     1,725,000       B+     Magnum Hunter Resource, Inc., Sr. Notes,
                               9.600% due 3/15/12                                                1,888,875
       544,000       B      Nuevo Energy Co., Sr. Sub. Notes, Series B,
                               9.500% due 6/1/08                                                   574,600
                            Plains Exploration & Production Co., Sr. Sub. Notes:
     1,250,000       B         8.750% due 7/1/12 (c)                                             1,343,750
       875,000       B         Series B, 8.750% due 7/1/12                                         940,625
                            Pogo Producing Co., Sr. Sub. Notes, Series B:
       345,000       BB        10.375% due 2/15/09                                                 371,738
       520,000       BB        8.250% due 4/15/11                                                  568,100

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Energy -- 7.3% (continued)
                            Swift Energy Co., Sr. Sub. Notes:
     1,600,000       B         10.250% due 8/1/09                                             $  1,740,000
       700,000       B         9.375% due 5/1/12                                                   759,500
                            Vintage Petroleum Inc.:
     1,210,000       BB-       Sr. Notes, 8.250% due 5/1/12                                      1,309,825
                               Sr. Sub. Notes:
       395,000       B            9.750% due 6/30/09                                               422,650
     1,600,000       B            7.875% due 5/15/11                                             1,668,000
       875,000       B+     Westport Resources Corp., Sr. Sub. Notes,
                               8.250% due 11/1/11                                                  960,313
                            The Williams Cos., Inc.:
                               Notes:
     1,825,000       B+           7.625% due 7/15/19                                             1,706,375
     2,950,000       B+           7.875% due 9/1/21                                              2,802,500
       700,000       B+           8.750% due 3/15/32                                               694,750
     2,500,000       B+        Sr. Notes, 8.625% due 6/1/10                                      2,668,750
----------------------------------------------------------------------------------------------------------
                                                                                                37,600,573
----------------------------------------------------------------------------------------------------------
Financial and Leasing -- 2.9%
     9,956,016       CCC    Airplanes Pass-Through Trust, Corporate Asset-Backed
                               Securities, Sub. Notes, Series D, 10.875% due 3/15/12               298,680
     2,600,000       B      Felcor Lodging L.P., Sr. Notes, 10.000% due 9/15/08                  2,808,000
     1,680,000       BB     Markel Capital Trust I, Capital Securities, Series B,
                               8.710% due 1/1/46                                                 1,724,412
     2,550,000       CCC+   MeriStar Hospitality Operating Partnership, L.P.,
                               Sr. Notes, 10.500% due 6/15/09                                    2,766,750
     5,500,000       CCC-   Ocwen Capital Trust I, Capital Securities,
                               10.875% due 8/1/27                                                5,087,500
     1,354,000       B-     Ocwen Financial Corp., Notes, 11.875% due 10/1/03                    1,354,000
     1,050,000       BB+    PXRE Capital Trust I Corp., Capital Trust Pass-Through
                               Securities, 8.850% due 2/1/27                                       913,500
----------------------------------------------------------------------------------------------------------
                                                                                                14,952,842
----------------------------------------------------------------------------------------------------------
Food Processing/Beverages/Tobacco -- 1.3%
       875,000       B+     Cott Beverages USA Inc., Sr. Sub. Notes,
                               8.000% due 12/15/11                                                 946,094
       995,000       BB-    Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                         995,000
     1,125,000       B      Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12 (c)             1,234,688
       175,000       CCC+   Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07                 167,125
     1,635,000       B-     Michael Foods Inc., Sr. Sub. Notes, Series B,
                               11.750% due 4/1/11                                                1,921,125
       175,000       B-     Premier International Foods PLC, Sr. Notes,
                               12.000% due 9/1/09                                                  192,500
     1,075,000       BB+    Standard Commercial Tobacco Co., Sr. Notes,
                               8.875% due 8/1/05                                                 1,100,531
----------------------------------------------------------------------------------------------------------
                                                                                                 6,557,063
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                                            2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Gaming -- 3.8%
     2,170,000       B      Ameristar Casinos Inc., Sr. Sub. Notes,
                               10.750% due 2/15/09                                            $  2,479,225
       625,000       B+     Horseshoe Gaming Holding Corp., Sr. Sub. Notes,
                               Series B, 8.625% due 5/15/09                                        672,656
                            Mandalay Resort Group:
       700,000       BB-       Sr. Sub. Debentures, 7.625% due 7/15/13                             724,500
     1,725,000       BB-       Sr. Sub. Notes, Series B, 10.250% due 8/1/07                      1,992,375
                            MGM Mirage, Sr. Sub. Notes:
       875,000       BB-       9.750% due 6/1/07                                                   994,219
     2,050,000       BB-       8.375% due 2/1/11                                                 2,265,250
                            Park Place Entertainment Corp., Sr. Sub. Notes:
     1,300,000       BB-       9.375% due 2/15/07                                                1,439,750
     1,325,000       BB-       8.875% due 9/15/08                                                1,470,750
     2,545,000       BB-       8.125% due 5/15/11                                                2,754,963
     1,780,000       B+     Station Casinos, Inc., Sr. Sub. Notes,
                               8.875% due 12/1/08                                                1,869,000
     2,615,000       B-     Venetian Casino Resort, LLC, Mortgage Secured Notes,
                               11.000% due 6/15/10                                               2,994,175
----------------------------------------------------------------------------------------------------------
                                                                                                19,656,863
----------------------------------------------------------------------------------------------------------
Healthcare -- 3.5%
       500,000       B-     aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10                     560,000
     1,000,000       B-     Ameripath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13                  1,075,000
     2,900,000       CCC+   Athena Neurosciences Financial LLC, Sr. Notes,
                               7.250% due 2/21/08                                                2,363,500
     2,000,000       B+     Dade Behring Holdings Inc., Sr. Sub. Notes,
                               11.910% due 10/3/10                                               2,270,000
     1,059,000       B      DaVita Inc., Sub. Notes, 7.000% due 5/15/09                          1,110,626
       775,000       B-     Extendicare Health Services Inc., Sr. Sub. Notes,
                               9.500% due 7/1/10                                                   844,750
     1,755,000       B-     Hanger Orthopedic Group Inc., Sr. Sub. Notes,
                               11.250% due 6/15/09                                               1,969,987
     2,400,000       B-     InSight Health Services Corp., Sr. Sub. Notes, Series B,
                               9.875% due 11/1/11                                                2,550,000
       575,000       BB     Tenet Healthcare Corp., Sr. Notes, 5.375% due 11/15/06                 566,375
     1,730,000       B-     Universal Hospital Services, Sr. Notes,
                               10.250% due 3/1/08                                                1,807,850
     2,450,000       CCC+   Vanguard Health Systems, Sr. Sub. Notes,
                               9.750% due 8/1/11                                                 2,621,500
----------------------------------------------------------------------------------------------------------
                                                                                                17,739,588
----------------------------------------------------------------------------------------------------------
Home Builders -- 2.0%
                            D.R. Horton Inc.:
     1,140,000       BB        Sr. Notes, 8.000% due 2/1/09                                      1,251,150
       910,000       B+        Sr. Sub. Notes, 9.375% due 3/15/11                                  996,450
     1,350,000       BB-    KB Home, Sr. Sub. Notes, 9.500% due 2/15/11                          1,486,688

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Home Builders-- 2.0% (continued)
     1,490,000       BBB-   Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10              $  1,725,369
       650,000       BB+    Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10                       745,875
     1,715,000       B+     Schuler Homes Inc., Sr. Sub. Notes,
                               10.500% due 7/15/11                                               1,952,956
                            Standard-Pacific Corp.:
     1,140,000       BB        Sr. Notes, 8.500% due 4/1/09                                      1,185,600
       875,000       B+        Sr. Sub. Notes, 9.250% due 4/15/12                                  960,313
----------------------------------------------------------------------------------------------------------
                                                                                                10,304,401
----------------------------------------------------------------------------------------------------------
Industrial -- 1.9%
     1,235,000       NR     Aqua-Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08                   1,012,700
       775,000       BB-    Case Corp., Notes, 7.250% due 1/15/16                                  713,000
       435,000       BB-    Case Credit Corp., Notes, 6.750% due 10/21/07                          443,700
       375,000       BB-    Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (c)                405,000
     1,400,000       B-     Columbus McKinnon Corp., Secured Notes,
                               10.000% due 8/1/10 (c)                                            1,480,500
     1,975,000       B      FlowServe Corp., Sr. Sub. Notes, 12.250% due 8/15/10                 2,291,000
       690,000       B+     NMHG Holding Co., 10.000% due 5/15/09                                  762,450
       625,000       B-     Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12                    696,875
     1,705,000       B      Williams Scotsman Inc., Sr. Notes, 9.875% due 6/1/07                 1,687,950
----------------------------------------------------------------------------------------------------------
                                                                                                 9,493,175
----------------------------------------------------------------------------------------------------------
Industrial Service -- 2.0%
                            Allied Waste North America:
                               Sr. Notes, Series B:
     2,580,000       BB-          8.500% due 12/1/08                                             2,799,300
     1,400,000       BB-          7.875% due 1/1/09                                              1,459,500
     3,680,000       B+        Sr. Sub. Notes, 10.000% due 8/1/09                                4,006,600
     1,600,000       B-     Brand Services Inc., Sr. Notes, 12.000% due 10/15/12                 1,776,000
----------------------------------------------------------------------------------------------------------
                                                                                                10,041,400
----------------------------------------------------------------------------------------------------------
International Cable -- 0.2%
     1,420,000(GBP)  C      TeleWest Communications PLC, Sr. Notes,
                               5.250% due 2/19/07 (b)(c)                                         1,026,772
----------------------------------------------------------------------------------------------------------
Leisure -- 0.9%
                            AMC Entertainment Inc., Sr. Sub. Notes:
     2,670,000       CCC+      9.500% due 3/15/09                                                2,780,137
     1,175,000       CCC+      9.500% due 2/1/11                                                 1,239,625
       660,000       CCC    Imax Corp., Sr. Notes, 7.875% due 12/1/05                              658,350
----------------------------------------------------------------------------------------------------------
                                                                                                 4,678,112
----------------------------------------------------------------------------------------------------------
Lodging -- 1.9%
     1,550,000       CCC+   Courtyard By Marriott II L.P., Sr. Notes, Series B,
                               10.750% due 2/1/08                                                1,548,062
                            Hilton Hotels Corp.:
       275,000       BBB-      Notes, 7.625% due 12/1/12                                           301,813
     1,360,000       BBB-      Sr. Notes, 7.950% due 4/15/07                                     1,496,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                                            2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Lodging -- 1.9% (continued)
     1,587,000       B+     Host Marriott Corp., Sr. Secured Notes, Series A,
                               7.875% due 8/1/05                                              $  1,634,610
     2,920,000       B+     Host Marriott L.P., Notes, Series I, 9.500% due 1/15/07              3,212,000
     1,250,000       BB+    Starwood Hotels & Resorts Worldwide Inc., Notes,
                               7.875% due 5/1/12                                                 1,375,000
----------------------------------------------------------------------------------------------------------
                                                                                                 9,567,485
----------------------------------------------------------------------------------------------------------
Machinery -- 0.4%
     2,280,000       CCC+   Park-Ohio Industries Inc., Sr. Sub. Notes,
                               9.250% due 12/1/07                                                2,166,000
----------------------------------------------------------------------------------------------------------
Networks -- 5.8%
                            AT&T Corp., Sr. Notes:
     2,250,000       BBB       7.800% due 11/15/11                                               2,605,405
     3,400,000       BBB       8.500% due 11/15/31                                               4,039,571
     2,955,000(EUR)  B-     Colt Telecom Group PLC, 2.000% due 4/3/07 (c)                        3,322,654
     1,650,000       CCC+   Qwest Communications International, Sr. Notes,
                               Series B, 7.500% due 11/1/08                                      1,592,250
                            Qwest Corp.:
     2,100,000       B-        Debentures, 6.875% due 9/15/33                                    1,858,500
                               Notes:
     4,025,000       B-           8.875% due 3/15/12 (c)                                         4,487,875
     1,583,000       CCC+         14.000% due 12/15/14 (c)                                       1,911,472
                            Sprint Capital Corp.:
     5,550,000       BBB-      Notes, 8.750% due 3/15/32                                         6,617,848
     3,250,000       BBB-      Sr. Notes, 6.875% due 11/15/28                                    3,180,518
----------------------------------------------------------------------------------------------------------
                                                                                                29,616,093
----------------------------------------------------------------------------------------------------------
Paper and Forest Products -- 4.0%
     2,000,000       BB+    Bowater Inc., Debentures, 9.500% due 10/15/12                        2,215,360
                            Buckeye Technologies Inc., Sr. Sub. Notes:
       875,000       B         9.250% due 9/15/08                                                  883,750
     2,930,000       B         8.000% due 10/15/10                                               2,724,900
     1,875,000       B      JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12                       2,062,500
     3,290,000       B+     Louisiana-Pacific Corp., Sr. Sub. Notes,
                               10.875% due 11/15/08                                              3,841,075
     1,250,000       B+     Millar Western Forest Products Ltd., Sr. Notes,
                               9.875% due 5/15/08                                                1,306,250
     4,635,000       B      Stone Container Finance, Sr. Notes,
                               11.500% due 8/15/06 (c)                                           4,942,069
     2,450,000       BB     Tembec Industries, Inc., Sr. Notes, 8.625% due 6/30/09               2,425,500
----------------------------------------------------------------------------------------------------------
                                                                                                20,401,404
----------------------------------------------------------------------------------------------------------
Publishing and Printing -- 1.9%
     1,050,000       B      Dex Media East LLC, Notes, 12.125% due 11/15/12                      1,273,125
     1,450,000       B      Dex Media West LLC, Sr. Sub. Notes,
                               9.875% due 8/15/13 (c)                                            1,645,750

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Publishing and Printing -- 1.9% (continued)
     2,813,602       B-     Hollinger Participation Trust, Sr. Notes, Payment-in-Kind,
                               12.125% due 11/15/10 (c)                                       $  3,182,888
     1,350,000       B      Houghton Mifflin Co., Sr. Discount Notes,
                               step bond to yield 11.500% due 10/15/13 (c)                         768,960
       875,000       B      PEI Holdings Inc., Sr. Notes, 11.000% due 3/15/10                      971,250
       500,000       B+     R.H. Donnelley Finance Corp. I, Sr. Sub. Notes,
                               10.875% due 12/15/12 (c)                                            592,500
       625,000       B-     Vertis Inc., Secured Notes, 9.750% due 4/1/09 (c)                      660,938
       601,000       B+     Yell Finance B.V., Sr. Discount Notes, step bond to yield
                               12.263% due 8/1/11                                                  537,895
----------------------------------------------------------------------------------------------------------
                                                                                                 9,633,306
----------------------------------------------------------------------------------------------------------
Radio -- 1.2%
     3,602,000       B-     Emmis Communications Corp., Sr. Discount Notes,
                               step bond to yield 12.307% due 3/15/11                            3,223,790
       375,000       B-     Nextmedia Operating Inc., Sr. Sub. Notes,
                               10.750% due 7/1/11                                                  421,875
     1,235,000       B-     Radio One, Inc., Sr. Sub. Notes, Series B,
                               8.875% due 7/1/11                                                 1,349,237
       850,000       B-     Spanish Broadcasting System, Sub. Notes,
                               9.625% due 11/1/09                                                  903,125
----------------------------------------------------------------------------------------------------------
                                                                                                 5,898,027
----------------------------------------------------------------------------------------------------------
Restaurants -- 0.5%
       525,000       CCC+   American Restaurant Group, Sr. Secured Notes, Series D,
                               11.500% due 11/1/06                                                 370,125
     1,230,000       CCC    CKE Restaurants Inc., Sr. Sub. Notes, 9.125% due 5/1/09              1,242,300
       885,000       CCC-   Denny's Corp., Sr. Notes, 11.250% due 1/15/08                          513,300
       445,000       B-     Friendly Ice Cream Corp., Sr. Notes, 10.500% due 12/1/07               461,688
----------------------------------------------------------------------------------------------------------
                                                                                                 2,587,413
----------------------------------------------------------------------------------------------------------
Retail -- 3.0%
       500,000       B      Cole National Group, Inc., Sr. Sub. Notes,
                               8.625% due 8/15/07                                                  495,000
     1,250,000       CCC+   Eye Care Centers of America, Inc., Sr. Sub. Notes,
                               9.125% due 5/1/08                                                 1,237,500
                            The Gap Inc., Notes:
       525,000       BB+       9.900% due 12/15/05                                                 590,625
       250,000       BB+       6.900% due 9/15/07                                                  270,000
     1,800,000       BB+       10.550% due 12/15/08                                              2,173,500
                            J.C. Penney Co. Inc., Notes:
     2,325,000       BB+       8.000% due 3/1/10                                                 2,563,312
     2,177,000       BB+       9.000% due 8/1/12                                                 2,470,895
     1,013,000       B-     Jo-Ann Stores Inc., Sr. Sub. Notes, 10.375% due 5/1/07               1,068,715
       705,000       CCC    Mrs. Field's Original Cookies, Sr. Sub. Notes, Series B,
                               10.125% due 12/1/04                                                 356,025

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                                            2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Retail -- 3.0% (continued)
       897,000       NR     Pennzoil-Quaker State Co., Sr. Notes,
                               10.000% due 11/1/08                                            $  1,081,917
       880,000       BB-    The Pep Boys - Manny, Moe & Jack, Medium-Term
                               Notes, Series A, 6.710% due 11/3/04                                 893,200
     1,944,000       BB     Saks Inc., Notes, 9.875% due 10/1/11                                 2,303,640
----------------------------------------------------------------------------------------------------------
                                                                                                15,504,329
----------------------------------------------------------------------------------------------------------
Retail - Food and Drug -- 0.9%
       165,000       NR     Fleming Cos. Inc., Sr. Notes, 10.125% due 4/1/08 (b)                    28,050
                            Rite Aid Corp.:
     1,845,000       B-        Notes, 7.125% due 1/15/07                                         1,877,288
                               Sr. Notes:
     2,680,000       B-           7.625% due 4/15/05                                             2,760,400
        75,000       B-           11.250% due 7/1/08                                                84,375
----------------------------------------------------------------------------------------------------------
                                                                                                 4,750,113
----------------------------------------------------------------------------------------------------------
Steel/Metal -- 0.8%
     1,315,000       BB     Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11                     1,505,675
     1,710,000       BBB-   Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                     2,072,973
       535,000       BB-    Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09                     540,350
----------------------------------------------------------------------------------------------------------
                                                                                                 4,118,998
----------------------------------------------------------------------------------------------------------
Supermarkets -- 0.2%
       425,000       B+     Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10                     459,000
       840,000       B      Great Atlantic & Pacific Tea Co., Notes,
                               7.750% due 4/15/07                                                  793,800
----------------------------------------------------------------------------------------------------------
                                                                                                 1,252,800
----------------------------------------------------------------------------------------------------------
Technology -- 2.5%
     1,980,000       CCC+   Amkor Technology Inc., Sub. Notes, 5.000% due 3/15/07                1,811,700
     1,005,000       B+     Avaya Inc., Secured Notes, 11.125% due 4/1/09                        1,168,312
     1,555,000       D      GT Group Telecom Inc., Sr. Discount Notes,
                               step bond to yield 15.233% due 2/1/10 (b)                               156
     2,765,000       B      LSI Logic Corp., Sub. Notes, 4.000% due 2/15/05                      2,744,263
     1,950,000       B      Nortel Networks Corp., Notes, 6.875% due 9/1/23                      1,794,000
       895,000       B      Northern Telecom Capital, Notes, 7.875% due 6/15/26                    863,675
     4,405,000       B      Sanmina-SCI Corp., Sub. Debentures, zero coupon bond
                               to yield 10.665% due 9/12/20                                      2,196,994
     2,060,000       BBB-   Thomas & Betts Corp., Medium-Term Notes,
                               6.625% due 5/7/08                                                 2,090,900
----------------------------------------------------------------------------------------------------------
                                                                                                12,670,000
----------------------------------------------------------------------------------------------------------
Television - Other -- 0.4%
                            Paxson Communications Corp.:
     1,370,000       CCC+      Sr. Sub. Discount Notes, step bond to yield
                                  12.309% due 1/15/09                                            1,092,575
       665,000       CCC+      Sr. Sub. Notes, 10.750% due 7/15/08                                 705,731
----------------------------------------------------------------------------------------------------------
                                                                                                 1,798,306
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Textile/Apparel -- 1.3%
                            Levi Strauss & Co.:
     1,255,000       B         Notes, 7.000% due 11/1/06                                      $    985,175
                               Sr. Notes:
     2,135,000       B            11.625% due 1/15/08                                            1,761,375
     1,365,000       B            12.250% due 12/15/12                                           1,098,825
     1,335,000       B-     Tropical Sportswear International Corp., Sr. Sub. Notes,
                               Series A, 11.000% due 6/15/08                                     1,294,950
     1,195,000       B      The William Carter Co., Sr. Sub. Notes, Series B,
                               10.875% due 8/15/11                                               1,338,400
----------------------------------------------------------------------------------------------------------
                                                                                                 6,478,725
----------------------------------------------------------------------------------------------------------
Towers -- 2.9%
     3,925,000       CCC    American Tower Corp., Sr. Notes, 9.375% due 2/1/09                   4,023,125
       985,000       CCC    American Tower Escrow Corp., Discount Notes,
                               zero coupon bond to yield 14.330% due 8/1/08                        659,950
                            Crown Castle International Corp.:
     2,435,000       CCC       Sr. Discount Notes, step bond to yield
                                  12.873% due 5/15/11                                            2,459,350
     2,420,000       CCC       Sr. Notes, 10.750% due 8/1/11                                     2,698,300
                            SBA Communications Corp.:
     2,000,000       CC        Sr. Discount Notes, 12.000% due 3/1/08                            2,120,000
     1,075,000       CC        Sr. Notes, 10.250% due 2/1/09                                       972,875
     1,700,000       CCC+   SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10 (c)                  1,802,000
----------------------------------------------------------------------------------------------------------
                                                                                                14,735,600
----------------------------------------------------------------------------------------------------------
Transportation - Other -- 0.5%
     1,000,000       B+     General Maritime Corp., Sr. Notes, 10.000% due 3/15/13               1,122,500
       505,000       B-     Petro Stopping Centers L.P., Sr. Notes,
                               10.500% due 2/1/07                                                  510,050
       960,000       BB+    Windsor Petroleum Transport Corp., Notes,
                               7.840% due 1/15/21 (c)                                              889,200
----------------------------------------------------------------------------------------------------------
                                                                                                 2,521,750
----------------------------------------------------------------------------------------------------------
Utilities -- 5.6%
                            The AES Corp.:
     3,455,000       B-        Sr. Notes, 9.500% due 6/1/09                                      3,575,925
                               Sr. Sub. Notes:
       100,000       B-           8.375% due 8/15/07                                                97,750
       400,000       B-           8.500% due 11/1/07                                               391,000
                            Avon Energy Partners Holdings:
     2,375,000       CC        Notes, 6.460% due 3/4/08 (c)                                      2,030,625
     1,975,000       CC        Sr. Notes, 7.050% due 12/11/07 (c)                                1,688,625
     8,770,000       CCC+   Calpine Canada Energy Finance ULC, Sr. Notes,
                               8.500% due 5/1/08                                                 6,358,250
                            Calpine Corp.:
       325,000       B         Secured Notes, 8.500% due 7/15/10 (c)                               300,625
     1,690,000       CCC+      Sr. Notes, 8.625% due 8/15/10                                     1,199,900

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                                            2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT+          RATING(a)                   SECURITY                                         VALUE
==========================================================================================================
Utilities -- 5.6% (continued)
       845,000       B+     CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                  $    861,900
                            Edison Mission Energy, Sr. Notes:
     1,750,000       BB-       10.000% due 8/15/08                                               1,548,750
       800,000       BB-       7.730% due 6/15/09                                                  656,000
     3,100,000       BB-       9.875% due 4/15/11                                                2,666,000
     1,225,000       D      Mirant Americas Generation LLC, Sr. Notes,
                               9.125% due 5/1/31 (b)                                               973,875
     3,150,000       B-     Orion Power Holdings Inc., Sr. Notes,
                               12.000% due 5/1/10                                                3,575,250
                            Reliant Resources Inc., Secured Notes:
       425,000       B         9.250% due 7/15/10 (c)                                              386,750
     2,725,000       B         9.500% due 7/15/13 (c)                                            2,466,125
----------------------------------------------------------------------------------------------------------
                                                                                                28,777,350
----------------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS AND NOTES
                            (Cost -- $469,942,896)                                             489,410,085
==========================================================================================================

    SHARES                                       SECURITY                                         VALUE
==========================================================================================================
CONVERTIBLE PREFERRED STOCK -- 0.2%
Aerospace and Defense -- 0.0%
         1,700              Northrop Grumman Corp., 7.250% due 11/16/04                            166,260
----------------------------------------------------------------------------------------------------------
Networks -- 0.0%
         5,800              Global Crossing Ltd., 6.750% due 4/15/12 (e)                               116
----------------------------------------------------------------------------------------------------------
Technology -- 0.0%
         4,300              Motorola, Inc., 7.000% due 11/16/04                                    163,056
----------------------------------------------------------------------------------------------------------
Tower -- 0.2%
        19,800              Crown Castle International Corp., 6.250% due 8/15/12                   777,150
----------------------------------------------------------------------------------------------------------
                            TOTAL CONVERTIBLE PREFERRED STOCK
                            (Cost -- $1,904,600)                                                 1,106,582
==========================================================================================================
COMMON STOCK (e) -- 0.1%
Communication -- 0.0%
        20,125              WebLink Wireless, Inc.                                                     201
----------------------------------------------------------------------------------------------------------
Competitive Local Exchange Carrier -- 0.0%
         3,736              McLeodUSA Inc., Class A Shares                                           5,193
----------------------------------------------------------------------------------------------------------
Food -- 0.0%
        73,499              Aurora Foods Inc.                                                        7,717
----------------------------------------------------------------------------------------------------------
Networks -- 0.0%
        50,120              Cincinnati Bell Inc.                                                   255,111
----------------------------------------------------------------------------------------------------------
Tower -- 0.1%
        29,229              Crown Castle International Corp.                                       275,045
----------------------------------------------------------------------------------------------------------
                            TOTAL COMMON STOCK
                            (Cost -- $705,200)                                                     543,267
==========================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             19

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                       SECURITY                                         VALUE
==========================================================================================================
PREFERRED STOCK -- 0.2%
Cable and Media -- 0.2%
         9,850              CSC Holdings Inc., Series M, 11.125% due 4/1/08                   $  1,031,787
----------------------------------------------------------------------------------------------------------
Cellular and PCs -- 0.0%
         1,309              Dobson Communications Corp., Payment-in-Kind,
                               13.000% due 5/1/09 (f)                                              140,415
----------------------------------------------------------------------------------------------------------
                            TOTAL PREFERRED STOCK
                            (Cost -- $770,117)                                                   1,172,202
==========================================================================================================

   WARRANTS                                      SECURITY                                         VALUE
==========================================================================================================
WARRANTS (e) -- 0.0%
Cable and Media -- 0.0%
         6,725              Iridium World Communications Ltd., Expire 7/15/05 (c)                       67
----------------------------------------------------------------------------------------------------------
Cellular and PCs -- 0.0%
         1,155              Horizon PCS Inc., Expire 10/1/10 (c)                                         0
         1,185              IWO Holdings Inc., Expire 1/15/11 (c)                                       12
----------------------------------------------------------------------------------------------------------
                                                                                                        12
----------------------------------------------------------------------------------------------------------
Communication -- 0.0%
        43,470              Pagemart, Inc., Expire 12/31/03                                            435
----------------------------------------------------------------------------------------------------------
Competitive Local Exchange Carrier -- 0.0%
         6,975              RSL Communications, Ltd., Expire 11/15/06                                  981
----------------------------------------------------------------------------------------------------------
Containers and Packaging -- 0.0%
           245              Pliant Corp., Expire 6/1/10 (c)                                             43
----------------------------------------------------------------------------------------------------------
Financial and Leasing -- 0.0%
         1,765              Merrill Lynch Corp., Expire 5/1/09                                           0
        14,825              UIH Australia Pacific, Inc., Expire 5/15/06                                  0
----------------------------------------------------------------------------------------------------------
                                                                                                         0
----------------------------------------------------------------------------------------------------------
Networks -- 0.0%
         1,000              Jazztel PLC, Expire 7/15/10 (c)                                              0
----------------------------------------------------------------------------------------------------------
Technology -- 0.0%
         1,705              Cybernet Internet Services International, Inc., Expire 7/1/09 (c)            3
         1,555              GT Group Telecom Inc., Expire 2/1/10 (c)                                 1,166
         3,511              Viasystems Group Inc., Expire 1/31/10                                        0
         6,135              WAM!NET Inc., Expire 3/1/05                                                 61
----------------------------------------------------------------------------------------------------------
                                                                                                     1,230
----------------------------------------------------------------------------------------------------------
Tower -- 0.0%
           985              American Tower Corp., Expire 8/1/08 (c)                                121,155
----------------------------------------------------------------------------------------------------------
                            TOTAL WARRANTS
                            (Cost -- $1,494,546)                                                   123,923
==========================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                                            2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT                                       SECURITY                                         VALUE
==========================================================================================================
REPURCHASE AGREEMENT -- 3.8%
   $19,414,000              Merrill Lynch & Co., Inc., 0.950% due 10/1/03; Proceeds
                               at maturity -- $19,414,512; (Fully collateralized by
                               various U.S. government agency obligations,
                               0.000% to 7.500% due 10/2/03 to 11/15/16;
                               Market value -- $19,802,309) (Cost -- $19,414,000)             $ 19,414,000
==========================================================================================================
                            TOTAL INVESTMENTS -- 100.0%
                            (Cost -- $494,231,359**)                                          $511,770,059
==========================================================================================================

+     Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b)   Security is currently in default.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.
(e)   Non-income producing security.
(f) Payment-in-Kind security for which all or part of the dividend earned is paid by the issuance of additional stock until May 1, 2004.
**    Aggregate cost for Federal income tax purposes is $495,241,642.

      Currency abbreviations used in this schedule:

      EUR -- Euro
      GBP -- British Pound

      See page 22 for definitions of ratings.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             21

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:
Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B,  -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC, CC    as predominantly speculative with respect to capacity to pay interest and C and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D       -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aa      -- Bonds rated "Aa" are judged to be of high quality by all standards.
           Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A       -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds rated "Baa" are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba      -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B       -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa     -- Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca      -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C       -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
22                                                            2003 Annual Report

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                           September 30, 2003
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $494,231,359)                        $ 511,770,059
    Cash                                                                    1,487,825
    Interest and dividends receivable                                      10,826,941
    Receivable for securities sold                                            868,678
    Other assets                                                              170,704
--------------------------------------------------------------------------------------
    Total Assets                                                          525,124,207
--------------------------------------------------------------------------------------
LIABILITIES:
    Payable for securities purchased                                        1,431,799
    Management fee payable                                                    490,893
    Dividends payable                                                         241,083
    Accrued expenses                                                          237,098
--------------------------------------------------------------------------------------
    Total Liabilities                                                       2,400,873
--------------------------------------------------------------------------------------
Total Net Assets                                                        $ 522,723,334
======================================================================================
NET ASSETS:
    Par value of capital shares                                         $      73,845
    Capital paid in excess of par value                                   880,078,765
    Overdistributed net investment income                                  (1,246,817)
    Accumulated net realized loss from investment transactions           (373,722,137)
    Net unrealized appreciation of investments and foreign currencies      17,539,678
--------------------------------------------------------------------------------------
Total Net Assets
    (Equivalent to $7.08 per share on 73,844,760 shares of
    $0.001 par value outstanding; 500,000,000 shares authorized)        $ 522,723,334
======================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             23

--------------------------------------------------------------------------------
Statement of Operations                    For the Year Ended September 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                       $  51,824,732
   Dividends                                                            116,739
--------------------------------------------------------------------------------
   Total Investment Income                                           51,941,471
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                            5,560,047
   Shareholder communications                                           393,915
   Audit and legal                                                       78,903
   Custody                                                               68,809
   Listing fees                                                          41,518
   Shareholder servicing fees                                            30,000
   Directors' fees                                                        8,406
   Other                                                                  8,633
--------------------------------------------------------------------------------
   Total Expenses                                                     6,190,231
--------------------------------------------------------------------------------
Net Investment Income                                                45,751,240
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
   Realized Gain (Loss) From:
     Investment transactions                                        (12,133,788)
     Foreign currency transactions                                       25,316
--------------------------------------------------------------------------------
   Net Realized Loss                                                (12,108,472)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation From:
     Investments                                                     87,565,507
     Foreign currencies                                                  (1,952)
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           87,563,555
--------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                       75,455,083
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 121,206,323
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                                            2003 Annual Report

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                               For the Years Ended September 30,

                                                            2003             2002
======================================================================================
OPERATIONS:
   Net investment income                               $  45,751,240    $  49,815,686
   Net realized loss                                     (12,108,472)     (81,293,110)
   Increase in net unrealized appreciation                87,563,555        9,289,837
--------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations     121,206,323      (22,187,587)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (44,735,429)     (47,759,275)
   Capital                                                (5,250,728)      (5,887,863)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                       (49,986,157)     (53,647,138)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net asset value of shares issued
     for reinvestment of dividends                         9,892,385       10,499,298
--------------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                               9,892,385       10,499,298
--------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                         81,112,551      (65,335,427)

NET ASSETS:
   Beginning of year                                     441,610,783      506,946,210
--------------------------------------------------------------------------------------
   End of year*                                        $ 522,723,334    $ 441,610,783
======================================================================================
* Includes overdistributed net investment income of:   $  (1,246,817)   $  (2,903,381)
======================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             25

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The High Income Opportunity Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At September 30, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of net realized losses amounting to $16,016,598 has been reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this adjustment; (k) the Fund intends to comply with the requirements of the Internal Revenue Code of


--------------------------------------------------------------------------------
26                                                            2003 Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward foreign exchange contract.

In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2. Management Agreement

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the year ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $169,321,878
--------------------------------------------------------------------------------
Sales                                                                172,965,412
================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             27

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 51,290,741
Gross unrealized depreciation                                       (34,762,324)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 16,528,417
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date, (generally, the next business day),at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

Capital stock transactions were as follows:

                                               Year Ended                       Year Ended
                                           September 30, 2003               September 30, 2002
                                        -----------------------          ------------------------
                                         Shares        Amount             Shares        Amount
=================================================================================================
Shares issued on reinvestment           1,497,997    $9,892,385          1,460,183    $10,499,298
=================================================================================================

6. Capital Loss Carryforward

At September 30, 2003, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $361,791,000 available to offset future capital gains, if any. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and date of expiration of the carryforward losses for the Fund is indicated below. Expiration occurs on September 30 of the year indicated:

                     2004           2007           2008           2009            2010            2011
==========================================================================================================
Carryforward
  amounts         $38,118,000    $11,075,000    $39,806,000    $69,257,000    $141,418,000     $62,117,000
==========================================================================================================

In addition, the Fund had $11,913,489 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.


--------------------------------------------------------------------------------
28                                                            2003 Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Income Tax Information and Distributions to Shareholders

At September 30, 2003, the tax basis components of distributable earnings were:

================================================================================
Accumulated capital loss                                          $(361,790,511)
--------------------------------------------------------------------------------
Unrealized appreciation                                              16,529,395
================================================================================

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable to wash sales, treatment of accretion of discounts and amortization of premiums and consent fees.

The tax character of distributions paid during the year ended September 30, 2003 was:

================================================================================
Ordinary income                                                      $44,735,429
Capital                                                                5,250,728
--------------------------------------------------------------------------------
Total                                                                $49,986,157
================================================================================

8. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             29

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determined.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.


--------------------------------------------------------------------------------
30                                                            2003 Annual Report

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

                                       2003(1)        2002          2001          2000          1999
========================================================================================================
Net Asset Value, Beginning of Year   $    6.10     $    7.15     $    9.42     $   10.45     $   11.24
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(2)                0.63          0.66          0.94          1.06          1.03
  Net realized and
    unrealized gain (loss)(2)             1.03         (0.96)        (2.20)        (1.13)        (0.79)
--------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                         1.66         (0.30)        (1.26)        (0.07)         0.24
--------------------------------------------------------------------------------------------------------
Gain From Repurchase of
  Treasury Stock                            --            --            --          0.05            --
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.61)        (0.67)        (1.01)        (1.01)        (1.03)
  Capital                                (0.07)        (0.08)           --            --         (0.00)*
--------------------------------------------------------------------------------------------------------
Total Distributions                      (0.68)        (0.75)        (1.01)        (1.01)        (1.03)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year         $    7.08     $    6.10     $    7.15     $    9.42     $   10.45
--------------------------------------------------------------------------------------------------------
Total Return, Based on
  Market Price(3)                        31.00%        (8.20)%       (7.85)%        9.75%        (9.36)%
--------------------------------------------------------------------------------------------------------
Total Return, Based on
  Net Asset Value(3)                     28.67%        (4.85)%      (14.25)%        0.98%         2.74%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)   $     523     $     442     $     507     $     652     $     755
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                1.28%         1.23%         1.26%         1.22%         1.20%
  Net investment income(2)                9.46         10.04         11.22         10.21          9.28
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     37%           77%           83%           69%           83%
--------------------------------------------------------------------------------------------------------
Market Price, End of Year            $    7.09     $    6.00     $   7.290     $   8.938     $   9.125
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective October 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended September 30, 2002, the net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.68, $0.98 and 10.13%, respectively. Per share information, ratios and supplemental data for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
*     Amount represents less than $0.01 per share.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             31

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
High Income Opportunity Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Income Opportunity Fund Inc. ("Fund") as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP


New York, New York
November 11, 2003, except for Note 8
Subsequent Event which is dated November 28, 2003


--------------------------------------------------------------------------------
32                                                            2003 Annual Report

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                                      Dividend
                         NYSE          Net Asset    Distribution    Reinvestment
                     Closing Price       Value          Paid            Price
================================================================================
2002
  October 23             $7.28           $7.24         $0.0700          $7.240
  November 27             7.74            7.42          0.0700           7.420
  December 24             7.24            7.26          0.0700           7.260
  January 23              7.63            7.27          0.0650           7.270
  February 19             7.27            7.07          0.0650           7.070
  March 19                7.50            7.13          0.0650           7.130
  April 23                7.18            7.13          0.0570           7.130
  May 28                  7.12            7.02          0.0570           7.020
  June 25                 6.33            6.71          0.0570           6.240
  July 23                 5.55            6.31          0.0570           5.810
  August 27               6.18            6.25          0.0570           6.210
  September 24            5.87            6.12          0.0570           6.060
2003
  October 22              5.69            5.86          0.0570           5.830
  November 25             6.36            6.26          0.0570           6.260
  December 23             6.17            6.28          0.0570           6.280
  January 28              6.70            6.40`         0.0570           6.400
  February 25             6.88            6.40          0.0570           6.540
  March 25                6.91            6.51          0.0570           6.570
  April 22                6.92            6.73          0.0570           6.730
  May 27                  7.13            6.88          0.0570           6.880
  June 24                 7.25            7.07          0.0570           7.070
  July 22                 6.93            7.05          0.0570           7.040
  August 26               7.04            6.90          0.0570           6.900
  September 23            7.00            7.05          0.0570           7.050
================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             33

--------------------------------------------------------------------------------
Additional Information (unaudited)
--------------------------------------------------------------------------------

Information about Directors and Officers

The business and affairs of the High Income Opportunity Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund's transfer agent (PFPC Inc. at 1-800-331-1710).

                                                                                                   Number of
                                                        Term of                                   Portfolios
                                                        Office*            Principal                in Fund          Other
                                    Position(s)       and Length         Occupation(s)              Complex      Directorships
                                     Held with          of Time           During Past              Overseen        Held by
Name, Address and Age                  Fund             Served            Five Years              by Director      Director
==============================================================================================================================
Non-Interested Directors:

Lee Abraham                           Director           Since       Retired; Former                  28         Signet Group
13732 LeHavre Drive                                      1999        Director of Galey &                         PLC
Frenchman's Creek                                                    Lord, Liz Claiborne,
Palm Beach Gardens, FL 33410                                         R.G. Barry Corp.
Age 75

Allan J. Bloostein                    Director           Since       President of Allan               35         Taubman
27 West 67th Street                                      1999        Bloostein Associates, a                     Centers Inc.
New York, NY 10023                                                   consulting firm;
Age 73                                                               former Director of
                                                                     CVS Corp.

Jane F. Dasher                        Director           Since       Controller of PBK                28             None
Korsant Partners                                         1999        Holdings Inc., a family
283 Greenwich Avenue                                                 investment company
3rd Floor
Greenwich, CT 06830
Age 53

Donald R. Foley                       Director           Since       Retired                          28             None
3668 Freshwater Drive                                    1993
Jupiter, FL 33477
Age 79

Richard E. Hanson,  Jr.               Director           Since       Retired; Former Head of          28             None
2751 Vermont Route 140                                   1999        the New Atlanta Jewish
Poultney, VT 05764                                                   Community High School
Age 61

Paul Hardin                           Director           Since       Professor of Law &               35             None
12083 Morehead                                           1996        Chancellor Emeritus at
Chapel Hill, NC 27514-8426                                           the University of
Age 71                                                               North Carolina

Roderick C. Rasmussen                 Director           Since       Investment Counselor             28             None
9 Cadence Court                                          1993
Morristown, NJ 07960
Age 76

John P. Toolan                        Director           Since       Retired                          28         John Hancock
13 Chadwell Place                                        1993                                                    Funds
Morristown, NJ 07960
Age 72


--------------------------------------------------------------------------------
34                                                            2003 Annual Report

--------------------------------------------------------------------------------
Additional Information (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                                   Number of
                                                        Term of                                   Portfolios
                                                        Office*            Principal                in Fund          Other
                                    Position(s)       and Length         Occupation(s)              Complex      Directorships
                                     Held with          of Time           During Past              Overseen        Held by
Name, Address and Age                  Fund             Served            Five Years              by Director      Director
------------------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken, CFA**                 Chairman,           Since       Managing Director of             219             None
Citigroup Asset Management           President           2002        Citigroup Global Markets
("CAM")                              and Chief                       Inc. ("CGM"); Chairman,
399 Park Avenue                      Executive                       President and Chief
4th Floor                            Officer                         Executive Officer of Smith
New York, NY 10022                                                   Barney Fund Management
Age 52                                                               LLC ("SBFM"), Travelers
                                                                     Investment Adviser, Inc.
                                                                     ("TIA") and Citi Fund
                                                                     Management, Inc. ("CFM");
                                                                     President and Chief
                                                                     Executive Officer of
                                                                     certain mutual funds
                                                                     associated with Citigroup
                                                                     Inc.; Formerly Portfolio
                                                                     Manager of Smith Barney
                                                                     Allocation Series Inc.
                                                                     (from 1996-2001) and Smith
                                                                     Barrney Growth and Income
                                                                     Fund (from 1996-2000)

Officers:

Andrew B. Shoup***                   Senior Vice         Since       Director of CAM; Senior          N/A              N/A
CAM                                  President           2003        Vice President and Chief
125 Broad Street                     and Chief                       Administrative Officer of
10th Floor                           Administrative                  mutual funds associated
New York, NY 10004                   Officer                         with Citigroup Inc.; Head
Age 47                                                               of International Funds
                                                                     Administration of CAM from
                                                                     2001 to 2003; Director of
                                                                     Global Funds Administration
                                                                     of CAM from 2000 to 2001;
                                                                     Head of U.S. Citibank Funds
                                                                     Administration of CAM from
                                                                     1999 to 2000

Richard L. Peteka                    Chief               Since       Director of CGM; Chief           N/A              N/A
CAM                                  Financial           2002        Financial Officer and
125 Broad Street                     Officer and                     Treasurer of certain mutual
11th Floor                           Treasurer                       funds associated with
New York, NY 10004                                                   Citigroup Inc.; Director and
Age 42                                                               Head of Internal Control for
                                                                     Citigroup Asset Manage-
                                                                     ment U.S. Mutual Fund
                                                                     Administration from
                                                                     1999-2002; Vice President,
                                                                     Head of Mutual Fund
                                                                     Administration and
                                                                     Treasurer at Oppenheimer
                                                                     Capital from 1996-1999


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             35

--------------------------------------------------------------------------------
Additional Information (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                                   Number of
                                                        Term of                                   Portfolios
                                                        Office*            Principal                in Fund          Other
                                    Position(s)       and Length         Occupation(s)              Complex      Directorships
                                     Held with          of Time           During Past              Overseen        Held by
Name, Address and Age                  Fund             Served            Five Years              by Director      Director
------------------------------------------------------------------------------------------------------------------------------
Beth A. Semmel, CFA                   Vice               Since       Managing Director                N/A              N/A
CAM                                   President          2002        of CGM
399 Park Avenue                       and
4th Floor                             Investment
New York, NY 10022                    Officer
Age 42

Peter J. Wilby, CFA                   Vice               Since       Managing Director, Chief         N/A              N/A
CAM                                   President          2002        Investment Officer of CGM
399 Park Avenue                       and
4th Floor                             Investment
New York, NY 10022                    Officer
Age 44

Kaprel Ozsolak                        Controller         Since       Vice President of CGM;           N/A              N/A
CAM                                                      2002        Controller of certain
125 Broad Street                                                     funds associated with
11th Floor                                                           Citigroup Inc.
New York, NY 10004
Age 38

Robert I. Frenkel***                  Secretary          Since       Managing Director and            N/A              N/A
CAM                                   and Chief          2003        General Counsel of Global
300 First Stamford Place              Legal Officer                  Mutual Funds for CAM and its
4th Floor                                                            predecessor (since 1994);
Stamford, CT 06902                                                   Secretary of CFM; Secretary
Age 48                                                               and Chief Legal Officer of
                                                                     mutual funds associated with
                                                                     Citigoup Inc.

-----------
* Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
***   As of November 25, 2003.


--------------------------------------------------------------------------------
36                                                            2003 Annual Report

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date) PFPC will buy common stock in the open market, on the stock exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             37

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-331-1710.

                              --------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.


--------------------------------------------------------------------------------
38                                                            2003 Annual Report

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------

HIGH INCOME

Opportunity Fund Inc.

--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup*
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Beth A. Semmel, CFA
Vice President and
Investment Officer

Peter J. Wilby, CFA
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and Chief
Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.
P.O. Box 8030
Boston, Massachusetts 02266-8030

This report is intended only for the shareholders of the High Income Opportunity Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

* As of November 25, 2003.

           [LOGO]

            HIO
           ------
           Listed
           ------
            NYSE
THE NEW YORK STOCK EXCHANGE


HIGH INCOME OPPORTUNITY
FUND INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004


FD0802 11/03
03-5644

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

High Income Opportunity Fund Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      High Income Opportunity Fund Inc.

Date: December 15, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      High Income Opportunity Fund Inc.

Date: December 15, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      High Income Opportunity Fund Inc.

Date: December 15, 2003